Business Segment, Geographic, and Concentration Risk Information (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Summary of Segment Information

Segment information is as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Net loss attributable to Athenex, Inc.:
Oncology Innovation Platform	$(50,257)	$(64,837)	$(40,441)	$(83,836)
Global Supply Chain Platform	(343)	(11)	(23)	(4,693)
Commercial Platform	—	(22,867)	(7,197)	(14,358)

Total consolidated net loss attributable to Athenex, Inc.	$(50,600)	$(87,715)	$(47,661)	$(102,887)

Summary of Revenue by Segments

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total revenue:
Oncology Innovation Platform	$973	$998	$669	$1,208
Global Supply Chain Platform	17,998	26,581	19,371	19,407
Commercial Platform	—	—	—	9,274

Total revenue for reportable segments	18,971	27,579	20,040	29,889
Intersegment revenue	(5,027)	(7,028)	(4,602)	(6,719)

Total consolidated revenue	$13,944	$20,551	$15,438	$23,170

Summary of Revenue by Product Group

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total revenue by product group:
API sales	$9,179	$15,331	$11,740	$10,369
Medical device sales	1,966	2,338	1,525	1,128
Contract manufacturing revenue	1,464	1,497	1,229	934
Commercial product sales	224	228	50	9,547
License fees and consulting revenue	297	392	241	756
Grant revenue	814	765	653	436

Total consolidated revenue	$13,944	$20,551	$15,438	$23,170

Summary of Depreciation, Amortization and Assets by Segment

Upon consolidation, all intersegment revenue and related cost of sales are eliminated from the selling segment’s ledger.

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total depreciation and amortization:
Oncology Innovation Platform	$101	$195	$146	$342
Global Supply Chain Platform	787	1,644	1,139	1,569
Commercial Platform	—	187	45	674

Total consolidated depreciation and amortization	$888	$2,026	$1,330	$2,585

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Total assets:
Oncology Innovation Platform	$73,837	$53,022	$85,450
Global Supply Chain Platform	46,594	48,560	47,864
Commercial Platform	—	4,308	15,444

Total consolidated assets	$120,431	$105,890	$148,758

Summary of Revenue by Geographical Segment

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Total revenue:
United States	$3,270	$3,573	$2,575	$11,056
India	4,914	7,803	5,364	5,275
Austria	2,323	5,197	4,698	2,682
China	2,366	2,338	1,627	1,767
Taiwan	84	—	—	500
Other foreign countries	987	1,640	1,174	1,890

Total consolidated revenue	$13,944	$20,551	$15,438	$23,170

Summary of Property and Equipment by Geographical Segment

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Total property and equipment, net:
United States	$2,621	$2,177	$4,609
China	3,668	3,633	4,215

Total consolidated property and equipment, net	$6,289	$5,810	$8,824

Summary of Customer Revenue and Accounts Receivable Concentration

These customers relate to the Commercial Platform segment and the Global Supply Chain Platform segment.

	Year Ended December 31,		Nine Months Ended September 30,
	2015	2016	2016	2017
			(unaudited)
Percentage of total revenue by customer:
Customer A	29%	38%	35%	20%
Customer B	17%	24%	29%	11%
Customer C	—	—	—	11%
Customer D	—	—	—	7%

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Percentage of total accounts receivable by customer:
Customer A	46%	50%	25%
Customer B	12%	9%	8%
Customer C	11%	—	11%